TAXES BASED ON INCOME (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
TAXES BASED ON INCOME
Unrecognized tax benefits	$ 137.2	$ 121.6	$ 120.3
Unrecognized tax benefits, if recognized	96.7	82.8
Interest expense and penalties recognized in current year for uncertain tax positions	2.7	5.5	2.7
Accrued interest and penalties for uncertain tax positions, net of tax benefit	29.2	29.1
Reasonably possible decrease in unrecognized tax benefits during next 12 months	$ 20